Tax Rate Reconciliation (Detail) - USD ($) $ in Millions	3 Months Ended		4 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income (loss) before income tax	$ (18.1)	$ (10.7)	$ (18.9)	$ 4.4	$ (47.6)
Parent statutory tax rate			0.00%	0.00%	0.00%
Expected provision for income taxes			$ 0.0	$ 0.0	$ 0.0
Effect of different tax rates applying in other jurisdictions			(4.3)	0.2	(13.6)
Nondeductible expenses			0.4	2.1	3.4
Income not subject to taxation			(0.2)	(7.9)	0.0
Valuation allowance on deferred tax assets			3.9	6.9	10.8
Other effects			0.2	0.1	(0.2)
Provision for income taxes	$ 2.3	$ (3.5)	$ 0.0	$ 1.4	$ 0.4